Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2020
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
(4)	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2019	December 31, 2020
	RMB	RMB
Amount due from Beijing Biztour	1,960,403	—
VAT-input deductible	1,893,650	1,340,830
Income tax refundable	2,800,622	29,529
Advances to employees	1,605,908	253,608
Other current assets	8,229,786	4,347,006
Total prepaid expenses and other current assets	16,490,369	5,970,973

Other current assets primarily consist of advances to suppliers for deposits, prepaid rent expenses, advertising fee and prepaid cost for research-based learning services.